Parent Company Condensed Financial Information - Statements of Net Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Information [Line Items]
Interest expense on long-term debt												$ 746	$ 1,107	$ 1,091
Other expenses												14,802	16,959	12,129
Net Income	14,660	11,859	12,247	14,103	12,330	9,524	12,595	8,600	3,480	43,414	38,680	50,539	34,200	47,264
Parent Company [Member]
Condensed Financial Information [Line Items]
Dividends from subsidiaries												24,087	35,603	23,029
Investment income												15	17	121
Interest expense on long-term debt												769	808	777
Other expenses												2,579	1,800	1,091
Income before Equity in Undistributed Net Income of Subsidiaries												20,754	33,012	21,282
Bank subsidiary												29,926	1,371	25,590
Nonbank subsidiaries												(141)	(183)	392
Net Income												$ 50,539	$ 34,200	$ 47,264